Derivatives, Gains (Losses) on Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives (Textual) [Abstract]
Net derivative gains (losses) from economic hedges related to mortgage loans held for sale and derivative loan commitments	$ 2,500	$ 1,200	$ (1,800)
Not designated as hedging instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	14,009	(2,092)	1,768
Derivatives (Textual) [Abstract]
Gains (losses) on derivatives used to hedge residential mortgage servicing rights	(3,507)	(1,208)	4,607
Not designated as hedging instrument [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(2,119)	11	4,751
Not designated as hedging instrument [Member] | Net gains (losses) on trading and securities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	15,934	(1,970)	(2,090)
Not designated as hedging instrument [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	194	(133)	(893)
Not designated as hedging instrument [Member] | Personnel expense [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	877	(611)	(778)
Economic hedges [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(560)	755	1,061
Economic hedges [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(1,123)	(62)	2,694
Economic hedges [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	10	494	(1,192)
Economic hedges [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	547	335	(455)
Economic hedges [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	6	(12)	14
Economic hedges [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(1,040)	(51)	2,787
Economic hedges [Member] | Mortgage banking [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(1,040)	(51)	2,787
Economic hedges [Member] | Mortgage banking [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Mortgage banking [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Mortgage banking [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gains (losses) on trading and securities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	495	(1,167)
Economic hedges [Member] | Net gains (losses) on trading and securities [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gains (losses) on trading and securities [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	495	(1,167)
Economic hedges [Member] | Net gains (losses) on trading and securities [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gains (losses) on trading and securities [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	480	311	(559)
Economic hedges [Member] | Other [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(83)	(11)	(93)
Economic hedges [Member] | Other [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	10	(1)	(25)
Economic hedges [Member] | Other [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	547	335	(455)
Economic hedges [Member] | Other [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	6	(12)	14
Economic hedges [Member] | Personnel expense [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	877	(611)	(778)
Economic hedges [Member] | Personnel expense [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Personnel expense [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	877	(611)	(778)
Economic hedges [Member] | Personnel expense [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Personnel expense [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	14,569	(2,847)	707
Customer accommodation trading and other derivatives [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	8,663	1,279	943
Customer accommodation trading and other derivatives [Member] | Commodity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	390	133	446
Customer accommodation trading and other derivatives [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	4,366	(4,993)	(770)
Customer accommodation trading and other derivatives [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	1,177	827	89
Customer accommodation trading and other derivatives [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(27)	(93)	(1)
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(1,079)	62	1,964
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(1,079)	62	1,964
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Commodity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Net gains (losses) on trading and securities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	15,934	(2,465)	(923)
Customer accommodation trading and other derivatives [Member] | Net gains (losses) on trading and securities [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	9,742	1,217	(1,021)
Customer accommodation trading and other derivatives [Member] | Net gains (losses) on trading and securities [Member] | Commodity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	390	133	446
Customer accommodation trading and other derivatives [Member] | Net gains (losses) on trading and securities [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	4,652	(4,549)	(436)
Customer accommodation trading and other derivatives [Member] | Net gains (losses) on trading and securities [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	1,177	827	89
Customer accommodation trading and other derivatives [Member] | Net gains (losses) on trading and securities [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(27)	(93)	(1)
Customer accommodation trading and other derivatives [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(286)	(444)	(334)
Customer accommodation trading and other derivatives [Member] | Other [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Other [Member] | Commodity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Other [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(286)	(444)	(334)
Customer accommodation trading and other derivatives [Member] | Other [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Other [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member] | Commodity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$ 0	$ 0	$ 0